Not FDIC Insured May Lose Value No Bank Guarantee
TF-Q1PH

Statements of Investments
(unaudited)
Templeton Foreign Fund 2
Templeton International Climate Change Fund 5
Templeton World Fund 7
Notes to Statements of Investments 10

Templeton Funds
Statement of Investments (unaudited), November 30, 2021
Templeton Foreign Fund
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks 97.7%
Belgium 0.3%
a
Galapagos NV .................. Biotechnology 204,890 $ 9,917,798
a
Brazil 2.0%
Wheaton Precious Metals Corp. ..... Metals & Mining 1,449,919 60,620,391
Canada 1.0%
Cenovus Energy, Inc. ............. Oil, Gas & Consumable Fuels 2,577,606 30,583,476
China 6.5%
a
Alibaba Group Holding Ltd. ......... Internet & Direct Marketing Retail 3,672,870 58,650,678
a
Baidu, Inc., ADR ................. Interactive Media & Services 148,719 22,284,055
China Overseas Land & Investment Ltd. Real Estate Management & Development 11,716,250 26,936,714
Gree Electric Appliances, Inc. of Zhuhai,
A ........................... Household Durables 3,965,000 21,516,535
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 230,683 51,525,355
Sinopec Engineering Group Co. Ltd., H Construction & Engineering 38,860,300 18,918,554
199,831,891
France 2.5%
Dassault Aviation SA .............. Aerospace & Defense 292,460 27,720,020
Valeo ......................... Auto Components 1,676,689 48,334,454
76,054,474
Germany 10.1%
Bayer AG ...................... Pharmaceuticals 1,364,167 68,811,246
Bayerische Motoren Werke AG ...... Automobiles 507,607 48,660,128
a
Continental AG .................. Auto Components 380,409 40,690,007
b
Covestro AG, 144A, Reg S ......... Chemicals 693,025 39,090,357
E.ON SE ....................... Multi-Utilities 4,914,866 60,636,848
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 864,099 51,524,209
309,412,795
Hong Kong 3.8%
AIA Group Ltd. .................. Insurance 5,316,653 55,974,032
CK Asset Holdings Ltd. ............ Real Estate Management & Development 6,849,606 39,182,115
Swire Pacific Ltd., A .............. Real Estate Management & Development 3,599,862 19,876,443
115,032,590
India 2.3%
Housing Development Finance Corp.
Ltd. ......................... Thrifts & Mortgage Finance 1,952,237 69,534,389
Japan 18.4%
Elecom Co. Ltd. ................. Technology Hardware, Storage & Peripherals 1,078,000 12,609,191
Hitachi Ltd. ..................... Industrial Conglomerates 1,941,279 113,726,634
Honda Motor Co. Ltd. ............. Automobiles 2,116,405 57,962,397
Isuzu Motors Ltd. ................ Automobiles 2,162,016 28,979,262
Komatsu Ltd. ................... Machinery 1,265,997 28,643,273
Seria Co. Ltd. ................... Multiline Retail 1,071,607 32,588,379
Sony Group Corp. ................ Household Durables 328,794 40,119,305
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 1,589,983 58,773,313
Sumitomo Mitsui Financial Group, Inc. . Banks 1,531,623 49,835,638
Sundrug Co. Ltd. ................. Food & Staples Retailing 1,809,559 47,783,385
Taisei Corp. .................... Construction & Engineering 1,354,100 39,422,829
Takeda Pharmaceutical Co. Ltd. ..... Pharmaceuticals 1,477,680 39,535,815
Toyota Industries Corp. ............ Machinery 196,134 16,088,740
566,068,161

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
Luxembourg 0.7%
ArcelorMittal SA ................. Metals & Mining 816,226 $ 22,160,740
Netherlands 7.3%
EXOR NV ...................... Diversified Financial Services 295,553 25,913,705
ING Groep NV .................. Banks 3,254,078 44,954,019
Royal Dutch Shell plc, B ........... Oil, Gas & Consumable Fuels 4,535,447 95,055,324
SBM Offshore NV ................ Energy Equipment & Services 4,209,864 59,375,554
225,298,602
Norway 0.6%
Equinor ASA .................... Oil, Gas & Consumable Fuels 784,362 19,605,439
Portugal 0.5%
Galp Energia SGPS SA, B ......... Oil, Gas & Consumable Fuels 1,492,245 14,005,118
South Korea 6.5%
KB Financial Group, Inc. ........... Banks 1,474,406 65,779,394
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,421,831 85,676,044
Shinhan Financial Group Co. Ltd. .... Banks 1,659,811 48,455,521
199,910,959
Spain 0.8%
a
Amadeus IT Group SA ............ IT Services 252,967 16,197,793
a,c
Tecnicas Reunidas SA ............ Energy Equipment & Services 1,170,272 9,206,831
25,404,624
Switzerland 3.5%
Adecco Group AG ................ Professional Services 1,227,413 56,882,457
Roche Holding AG ............... Pharmaceuticals 128,083 50,004,929
106,887,386
Taiwan 2.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,876,044 82,920,017
Thailand 1.0%
Kasikornbank PCL ............... Banks 8,167,437 31,783,553
United Kingdom 20.6%
AstraZeneca plc ................. Pharmaceuticals 579,288 63,517,314
BAE Systems plc ................ Aerospace & Defense 6,645,848 48,406,147
BP plc ......................... Oil, Gas & Consumable Fuels 23,710,950 102,887,024
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 9,929,086 62,161,796
Imperial Brands plc ............... Tobacco 2,864,846 58,554,676
a
Informa plc ..................... Media 4,257,473 26,368,214
a
International Consolidated Airlines
Group SA ..................... Airlines 14,285,884 24,278,770
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 838,400 52,505,516
Lloyds Banking Group plc .......... Banks 81,763,200 50,776,121
Prudential plc, (HKD Traded) ........ Insurance 589,500 9,875,284
Prudential plc, (GBP Traded) ........ Insurance 2,460,491 41,565,494
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 18,189,955 29,677,456
Standard Chartered plc ............ Banks 11,516,175 63,381,979
633,955,791
United States 6.6%
a
Array Technologies, Inc. ........... Electrical Equipment 1,532,520 27,608,348
a
Berkshire Hathaway, Inc., B ......... Diversified Financial Services 175,413 48,535,023

Templeton Funds
Statement of Investments (unaudited)
Templeton Foreign Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 14.
a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 21,824 $ 45,870,774
a
DXC Technology Co. .............. IT Services 1,750,410 52,494,796
H&R Block, Inc. .................. Diversified Consumer Services 1,199,837 28,412,140
202,921,081
Total Common Stocks (Cost $2,797,178,856) ....................................
3,001,909,275
Short Term Investments 3.6%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 3.6%
Canada 1.8%
National Bank of Canada, 0.06%,
12/01/21 ..................... 50,000,000 50,000,000
Royal Bank of Canada, 0.05%, 12/01/21 4,400,000 4,400,000
54,400,000
France 1.8%
Credit Agricole Corporate and
Investment Bank SA, 0.07%, 12/01/21 56,000,000 56,000,000
Total Time Deposits (Cost $110,400,000) .......................................
110,400,000
Industry Shares
Investments from Cash Collateral Received for Loaned
Securities 0.0%
†
Money Market Funds 0.0%
†
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 218,750 218,750
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$218,750) ...................................................................
218,750
a a a a a
Total Short Term Investments (Cost $110,618,750 ) ...............................
110,618,750
a a a
Total Investments (Cost $2,907,797,606) 101.3% ................................
$3,112,528,025
Other Assets, less Liabilities (1.3)% ...........................................
(39,261,777)
Net Assets 100.0% ...........................................................
$3,073,266,248
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $91,595,873, representing 3.0% of net assets.
c
A portion or all of the security is on loan at November 30, 2021.
d
See Note 6 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Statement of Investments (unaudited), November 30, 2021
Templeton International Climate Change Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 98.0%
Belgium 2.4%
Umicore SA .................... Chemicals 1,313 $ 64,210
Denmark 5.9%
a
Orsted A/S, 144A, Reg S ........... Electric Utilities 439 56,451
Vestas Wind Systems A/S .......... Electrical Equipment 3,068 103,022
159,473
France 18.5%
BNP Paribas SA ................. Banks 1,326 82,418
Cie de Saint-Gobain .............. Building Products 1,646 104,414
Danone SA ..................... Food Products 1,806 106,227
Valeo ......................... Auto Components 3,871 111,590
Veolia Environnement SA .......... Multi-Utilities 3,050 97,820
502,469
Germany 12.6%
E.ON SE ....................... Multi-Utilities 10,970 135,342
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 2,754 124,529
Siemens AG .................... Industrial Conglomerates 524 83,541
343,412
Hong Kong 0.8%
b
Cadeler A/S .................... Construction & Engineering 5,608 21,369
b
India 7.7%
b
Azure Power Global Ltd. ........... Independent Power and Renewable Electricity
Producers 4,500 92,700
Kaveri Seed Co. Ltd. .............. Food Products 3,219 21,429
NHPC Ltd. ..................... Independent Power and Renewable Electricity
Producers 229,943 95,063
209,192
Italy 6.5%
Danieli & C Officine Meccaniche SpA . Machinery 1,610 28,761
Prysmian SpA ................... Electrical Equipment 3,991 147,979
176,740
Japan 8.5%
Honda Motor Co. Ltd. ............. Automobiles 2,400 65,729
Sumitomo Metal Mining Co. Ltd. ..... Metals & Mining 2,300 85,019
Toyota Motor Corp. ............... Automobiles 4,500 79,834
230,582
Netherlands 8.1%
ING Groep NV .................. Banks 9,253 127,827
a
Signify NV, 144A, Reg S ........... Electrical Equipment 2,045 93,368
221,195
South Korea 2.8%
a
Samsung Electronics Co. Ltd., GDR,
144A, Reg S .................. Technology Hardware, Storage & Peripherals 23 34,383
Samsung SDI Co. Ltd. ............ Electronic Equipment, Instruments &
Components 71 41,182
75,565
Spain 6.4%
Red Electrica Corp. SA ............ Electric Utilities 1,412 30,016

Templeton Funds
Statement of Investments (unaudited)
Templeton International Climate Change Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

See Abbreviations on page 14 .
a a Industry Shares a Value
a
Common Stocks
(continued)
Spain (continued)
b
Siemens Gamesa Renewable Energy
SA .......................... Electrical Equipment 2,062 $ 55,050
b
Soltec Power Holdings SA .......... Electrical Equipment 11,919 89,831
174,897
Switzerland 5.2%
STMicroelectronics NV ............ Semiconductors & Semiconductor Equipment 2,929 142,660
Taiwan 3.4%
Taiwan Semiconductor Manufacturing
Co. Ltd., ADR .................. Semiconductors & Semiconductor Equipment 800 93,720
United Kingdom 6.8%
AstraZeneca plc ................. Pharmaceuticals 756 82,893
DS Smith plc .................... Containers & Packaging 5,629 26,846
Standard Chartered plc ............ Banks 13,541 74,526
184,265
United States 2.4%
Schneider Electric SE ............. Electrical Equipment 366 64,961
Total Common Stocks (Cost $2,152,216) .......................................
2,664,710
Short Term Investments 4.2%
a a
Industry Shares a Value
a a a a a a
Money Market Funds 4.2%
United States 4.2%
c,d
Institutional Fiduciary Trust - Money
Market Portfolio, 0.01% .......... 113,798 113,798
Total Money Market Funds (Cost $113,798) .....................................
113,798
a a a a a
Total Short Term Investments (Cost $113,798 ) ..................................
113,798
a a a
Total Investments (Cost $2,266,014) 102.2% ....................................
$2,778,508
Other Assets, less Liabilities (2.2)% ...........................................
(59,689)
Net Assets 100.0% ...........................................................
$2,718,819
a a a
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the aggregate value of these securities was $184,202, representing 6.8% of net assets.
b
Non-income producing.
c
See Note 6 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Templeton Funds
Statement of Investments (unaudited), November 30, 2021
Templeton World Fund
See Notes to Statements of Investments. Quarterly Statement of Investments

a a Industry Shares a Value
a
Common Stocks 95.3%
Belgium 2.5%
Anheuser-Busch InBev SA/NV ...... Beverages 1,336,340 $ 74,577,355
China 3.4%
NXP Semiconductors NV .......... Semiconductors & Semiconductor Equipment 189,738 42,379,880
a
Prosus NV ..................... Internet & Direct Marketing Retail 540,765 43,461,260
Yum China Holdings, Inc. .......... Hotels, Restaurants & Leisure 283,730 14,214,873
100,056,013
France 2.5%
Danone SA ..................... Food Products 676,291 39,778,562
Pernod Ricard SA ................ Beverages 154,236 35,394,016
75,172,578
Germany 6.7%
adidas AG ...................... Textiles, Apparel & Luxury Goods 88,633 25,636,485
a
Continental AG .................. Auto Components 298,629 31,942,504
E.ON SE ....................... Multi-Utilities 5,372,141 66,278,450
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 855,659 38,690,708
Siemens AG .................... Industrial Conglomerates 227,496 36,269,621
198,817,768
Hong Kong 2.5%
AIA Group Ltd. .................. Insurance 6,988,604 73,576,429
Japan 9.4%
Fujitsu Ltd. ..................... IT Services 252,180 41,684,977
Honda Motor Co. Ltd. ............. Automobiles 1,206,355 33,038,680
Komatsu Ltd. ................... Machinery 1,578,800 35,720,464
Makita Corp. .................... Machinery 658,700 28,924,699
Mitsubishi Electric Corp. ........... Electrical Equipment 1,640,573 20,500,362
Nexon Co. Ltd. .................. Entertainment 1,248,723 24,792,714
Panasonic Corp. ................. Household Durables 3,699,103 40,333,156
Sony Group Corp. ................ Household Durables 457,870 55,869,104
280,864,156
South Korea 3.3%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 1,608,660 96,933,901
Switzerland 2.8%
Roche Holding AG ............... Pharmaceuticals 213,811 83,474,027
Taiwan 2.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 3,918,809 83,834,886
United Kingdom 12.5%
AstraZeneca plc ................. Pharmaceuticals 518,949 56,901,311
BAE Systems plc ................ Aerospace & Defense 4,693,668 34,187,117
BP plc ......................... Oil, Gas & Consumable Fuels 8,707,866 37,785,345
Burberry Group plc ............... Textiles, Apparel & Luxury Goods 954,405 22,418,514
a
Compass Group plc .............. Hotels, Restaurants & Leisure 1,808,196 35,278,010
a
InterContinental Hotels Group plc .... Hotels, Restaurants & Leisure 469,811 27,918,547
a
International Consolidated Airlines
Group SA ..................... Airlines 5,893,168 10,015,402
a,b
Just Eat Takeaway.com NV, 144A, Reg
S ........................... Internet & Direct Marketing Retail 924,439 57,893,782
a
Rolls-Royce Holdings plc .......... Aerospace & Defense 19,190,798 31,310,361
Unilever plc ..................... Personal Products 829,540 42,729,349

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
Quarterly Statement of Investments See Notes to Statements of Investments.

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
a
Whitbread plc ................... Hotels, Restaurants & Leisure 460,078 $ 17,151,640
373,589,378
United States 46.9%
Albemarle Corp. ................. Chemicals 172,215 45,893,575
a
Alphabet, Inc., A ................. Interactive Media & Services 8,880 25,200,996
a
Amazon.com, Inc. ................ Internet & Direct Marketing Retail 33,636 117,963,806
American Express Co. ............ Consumer Finance 337,159 51,349,316
a
Booking Holdings, Inc. ............ Hotels, Restaurants & Leisure 33,025 69,413,596
Comcast Corp., A ................ Media 1,021,089 51,034,028
a
Dollar Tree, Inc. ................. Multiline Retail 283,624 37,957,400
DuPont de Nemours, Inc. .......... Chemicals 453,917 33,571,701
a
DXC Technology Co. .............. IT Services 1,460,902 43,812,451
Freeport-McMoRan, Inc. ........... Metals & Mining 682,407 25,303,652
Honeywell International, Inc. ........ Industrial Conglomerates 129,728 26,236,191
Johnson & Johnson .............. Pharmaceuticals 300,811 46,905,459
a
Laboratory Corp. of America Holdings . Health Care Providers & Services 67,497 19,258,919
Lear Corp. ..................... Auto Components 194,362 32,612,000
Marathon Petroleum Corp. ......... Oil, Gas & Consumable Fuels 948,293 57,703,629
Medtronic plc ................... Health Care Equipment & Supplies 663,063 70,748,822
a
Meta Platforms, Inc., A ............ Interactive Media & Services 170,049 55,174,098
Micron Technology, Inc. ............ Semiconductors & Semiconductor Equipment 424,826 35,685,384
a
Southwest Airlines Co. ............ Airlines 742,689 32,975,392
Starbucks Corp. ................. Hotels, Restaurants & Leisure 351,570 38,546,135
Sysco Corp. .................... Food & Staples Retailing 671,344 47,020,934
TJX Cos., Inc. (The) .............. Specialty Retail 743,819 51,621,039
a
T-Mobile US, Inc. ................ Wireless Telecommunication Services 713,421 77,627,339
a
Uber Technologies, Inc. ............ Road & Rail 737,690 28,032,220
UnitedHealth Group, Inc. ........... Health Care Providers & Services 193,782 86,081,840
a
Walt Disney Co. (The) ............. Entertainment 516,464 74,835,634
Westinghouse Air Brake Technologies
Corp. ........................ Machinery 700,578 62,190,309
Zimmer Biomet Holdings, Inc. ....... Health Care Equipment & Supplies 440,817 52,721,713
1,397,477,578
Total Common Stocks (Cost $2,405,631,687) ....................................
2,838,374,069
Short Term Investments 5.0%
a a
Principal
Amount
*
a Value
a a a a a a
Time Deposits 5.0%
Canada 5.0%
National Bank of Canada, 0.06%,
12/01/21 ..................... 95,000,000 95,000,000
Royal Bank of Canada, 0.05%, 12/01/21 53,100,000 53,100,000
148,100,000
Total Time Deposits (Cost $148,100,000) .......................................
148,100,000
a a a a a
Total Short Term Investments (Cost $148,100,000 ) ...............................
148,100,000
a a a
Total Investments (Cost $2,553,731,687) 100.3% ................................
$2,986,474,069
Other Assets, less Liabilities (0.3)% ...........................................
(7,834,296)
Net Assets 100.0% ...........................................................
$2,978,639,773
a a a

Templeton Funds
Statement of Investments (unaudited)
Templeton World Fund
(continued)
See Notes to Statements of Investments. Quarterly Statement of Investments

See Abbreviations on page 14 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Non-income producing.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At November 30, 2021, the value of this security was $57,893,782, representing 1.9% of net assets.

Templeton Funds
Notes to Statements of Investments (unaudited)

1. Organization
Templeton Funds (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company, consisting of three separate funds (Funds) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Funds’ administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV. Investments in time deposits are valued at cost, which approximates fair value.
Certain derivative financial instruments trade in the OTC market. The Funds’ pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Funds’ net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Funds. As a result, differences may arise between the value of the Funds’ portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Funds’
portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At November 30, 2021, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 inputs within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Templeton Funds
Notes to Statements of Investments (unaudited)

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Derivative Financial Instruments
Certain or all Funds invested in derivative financial instruments in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements.
Derivative counterparty credit risk is managed through a formal evaluation of the creditworthiness of all potential counterparties. Certain or all Funds attempt to reduce their exposure to counterparty credit risk on OTC derivatives, whenever possible, by entering into International Swaps and Derivatives Association (ISDA) master agreements with certain counterparties. These agreements contain various provisions, including but not limited to collateral requirements, events of default, or early termination. Termination events applicable to the counterparty include certain deteriorations in the credit quality of the counterparty. Termination events applicable to the Funds include failure of the Funds to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In the event of default or early termination, the ISDA master agreement gives the non-defaulting party the right to net and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by one counterparty to the other. Early termination by the counterparty may result in an immediate payment by the Funds of any net liability owed to that counterparty under the ISDA agreement.
Collateral requirements differ by type of derivative. Collateral terms are contract specific for OTC derivatives. For OTC derivatives traded under an ISDA master agreement, posting of collateral is required by either the Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty exceeds the minimum transfer amount, which typically ranges from $100,000 to $250,000, and can vary depending on the counterparty and the type of agreement. Generally, collateral is determined at the close of Fund business each day and any additional collateral required due to changes in derivative values may be delivered by the Fund or the counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund, if any, is held in segregated accounts with the Fund’s custodian/counterparty broker and can be in the form of cash and/or securities. Unrestricted cash may be invested according to the Funds’ investment objectives. To the extent that the amounts due to the Fund from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
Certain or all Funds entered into OTC forward exchange contracts primarily to manage and/or gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. The Funds did not hold any forward exchange contracts at period end.
The following Funds have invested in derivatives during the period.
Templeton World Fund - Forwards
2. Financial Instrument Valuation
(continued)

Templeton Funds
Notes to Statements of Investments (unaudited)

4. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
5. Novel Coronavirus Pandemic
The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Funds, their ability to buy and sell fund investments at appropriate valuations and their ability to achieve their investment objectives.
6. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended
November 30, 2021, investments in affiliated management investment companies were as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Foreign Fund
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $1,390,420 $(1,171,670) $ — $ — $218,750 218,750 $5
Total Affiliated Securities ... $— $1,390,420 $(1,171,670) $— $— $218,750 $5
Templeton International Climate Change Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $158,272 $122,053 $(166,527) $— $— $113,798 113,798 $4
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 0.01% . $— $98,280 $(98,280) — — $— — $—
Total Affiliated Securities ... $158,272 $220,333 $(264,807) $— $— $113,798 $4

Templeton Funds
Notes to Statements of Investments (unaudited)

7. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of November 30, 2021, in valuing the Funds’ assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Foreign Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. $ — $ 9,917,798 $ — $ 9,917,798
Brazil ............................... 60,620,391 — — 60,620,391
Canada ............................. 30,583,476 — — 30,583,476
China ............................... 73,809,410 126,022,481 — 199,831,891
France .............................. — 76,054,474 — 76,054,474
Germany ............................ — 309,412,795 — 309,412,795
Hong Kong ........................... — 115,032,590 — 115,032,590
India ................................ — 69,534,389 — 69,534,389
Japan ............................... — 566,068,161 — 566,068,161
Luxembourg .......................... — 22,160,740 — 22,160,740
Netherlands .......................... — 225,298,602 — 225,298,602
Norway .............................. — 19,605,439 — 19,605,439
Portugal ............................. — 14,005,118 — 14,005,118
South Korea .......................... — 199,910,959 — 199,910,959
Spain ............................... — 25,404,624 — 25,404,624
Switzerland ........................... — 106,887,386 — 106,887,386
Taiwan .............................. — 82,920,017 — 82,920,017
Thailand ............................. — 31,783,553 — 31,783,553
United Kingdom ....................... — 633,955,791 — 633,955,791
United States ......................... 202,921,081 — — 202,921,081
Short Term Investments ................... 218,750 110,400,000 — 110,618,750
Total Investments in Securities ........... $368,153,108 $2,744,374,917
a
$— $3,112,528,025
Templeton International Climate Change Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 64,210 — 64,210
Denmark ............................ — 159,473 — 159,473
France .............................. — 502,469 — 502,469
Germany ............................ — 343,412 — 343,412
Hong Kong ........................... — 21,369 — 21,369
India ................................ 92,700 116,492 — 209,192
Italy ................................ — 176,740 — 176,740

Templeton Funds
Notes to Statements of Investments (unaudited)

7. Subsequent Events
The Funds have evaluated subsequent events through the issuance of the Statements of Investments and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton International Climate Change Fund (continued)
Assets:
Investments in Securities:
Common Stocks:
Japan ............................... $ — $ 230,582 $ — $ 230,582
Netherlands .......................... — 221,195 — 221,195
South Korea .......................... — 75,565 — 75,565
Spain ............................... 89,831 85,066 — 174,897
Switzerland ........................... — 142,660 — 142,660
Taiwan .............................. 93,720 — — 93,720
United Kingdom ....................... — 184,265 — 184,265
United States ......................... — 64,961 — 64,961
Short Term Investments ................... 113,798 — — 113,798
Total Investments in Securities ........... $390,049 $2,388,459
b
$— $2,778,508
Templeton World Fund
Assets:
Investments in Securities:
Common Stocks :
Belgium ............................. — 74,577,355 — 74,577,355
China ............................... 56,594,753 43,461,260 — 100,056,013
France .............................. — 75,172,578 — 75,172,578
Germany ............................ — 198,817,768 — 198,817,768
Hong Kong ........................... — 73,576,429 — 73,576,429
Japan ............................... — 280,864,156 — 280,864,156
South Korea .......................... — 96,933,901 — 96,933,901
Switzerland ........................... — 83,474,027 — 83,474,027
Taiwan .............................. — 83,834,886 — 83,834,886
United Kingdom ....................... 42,729,349 330,860,029 — 373,589,378
United States ......................... 1,397,477,578 — — 1,397,477,578
Short Term Investments ................... — 148,100,000 — 148,100,000
Total Investments in Securities ........... $1,496,801,680 $1,489,672,389
c
$— $2,986,474,069
a
Includes foreign securities valued at $2,633,974,917, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
b
Includes foreign securities valued at $2,388,459, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $1,341,572,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the
Financial Instrument Valuation note for more information.
Selected Portfolio
ADR American Depositary Receipt
GDR Global Depositary Receipt
7. Fair Value Measurements
(continued)
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.